Right to Use Assets and Lease Liabilities - Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]

Right to use assets – operating leases are summarized below:

	March 31, 2022	December 31, 2021
Right to use assets, net	$3,619,403	$3,886,866

Operating lease liabilities are summarized below:

	March 31, 2022	December 31, 2021
Lease liability	$4,146,960	$4,134,802
Less: current portion	(276,639)	(161,838)
Lease liability, non-current	$3,870,321	$3,972,964

Right to use assets – operating leases are summarized below:

	December 31, 2021	December 31, 2020
Right to use assets, net	$3,886,866	$310,361

	December 31, 2021	December 31, 2020
Lease liability	$4,134,802	$321,004
Less: current portion	(161,838)	(8,905)
Lease liability, non-current	$3,972,964	$312,099

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Maturity analysis under these lease agreements are as follows:

For the twelve months ended March 31, 2023	$763,580
For the twelve months ended March 31, 2024	874,687
For the twelve months ended March 31, 2025	827,773
For the twelve months ended March 31, 2026	846,523
For the twelve months ended March 31, 2027	865,517
Thereafter	2,251,381
Total	$6,429,461
Less: Present value discount	(2,282,501)
Lease liability	$4,146,960

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2022	$652,653
For the period ended December 31, 2023	888,152
For the period ended December 31, 2024	821,296
For the period ended December 31, 2025	841,600
For the period ended December 31, 2026	860,551
Thereafter	2,478,412
Total	$6,542,664
Less: Present value discount	(2,407,862)
Lease liability	$4,134,802